Summary of Significant Accounting Policies - Additional Information (Q2) (Details)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($) institution	Jun. 30, 2023 USD ($)		Jun. 30, 2024 USD ($) institution segment	Jun. 30, 2023 USD ($)		Dec. 31, 2023 USD ($) segment financialInstitutions	Dec. 31, 2022 USD ($) financialInstitutions	Dec. 31, 2021 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)
Accounting Policies [Line Items]
Allowance of bad debt	$ 2,756,000	$ 10,202,000		$ 2,756,000	$ 10,202,000		$ 8,748,000	$ 12,232,000	$ 5,169,000	$ 6,596,000	$ 11,822,000	$ 857,000
Amortization of right-of-use lease assets	0	0		0	0		24,403,000	4,317,000	2,372,000
Capitalized software costs, net	24,400,000			24,400,000			23,100,000
Capitalized computer software, amortization	2,800,000	1,700,000		5,300,000	3,200,000		7,700,000	5,100,000	100,000
Goodwill	68,368,000			68,368,000			68,368,000	68,368,000
Goodwill and intangible asset impairment	0	0		0	0
Operating Lease, Impairment Loss	0	0		0	0		10,900,000	600,000	2,400,000
Lease, cost	2,000,000	2,200,000		4,200,000	4,400,000		8,846,000	9,074,000	11,534,000
Payments for lease termination	100,000			100,000
Gain on lease termination	100,000			109,000	0	[1]
Derecognizing on right of use asset	200,000			200,000
Derecognition on lease liability	400,000			400,000
Contra rent expense	$ 500,000	500,000		$ 1,100,000	1,100,000		$ 2,200,000	1,900,000	200,000
Tax receivable agreement liabilities as percent of expected benefit	85.00%			85.00%			85.00%
Tax receivable agreement, percent recorded in additional paid-in capital	15.00%			15.00%			15.00%
Tax receivable agreement, liability	$ 2,600,000			$ 2,600,000			$ 1,800,000
Change in tax receivable agreement liability	395,000	520,000	[2]	938,000	620,000	[2]	1,256,000	(142,352,000)	0
Advertising expense	3,800,000	3,500,000		$ 6,300,000	4,600,000		$ 11,800,000	14,400,000	17,700,000
Requisite service period				2 years			2 years
Defined contribution cost	500,000	400,000		$ 900,000	900,000		$ 2,300,000	2,400,000	1,500,000
Provision for income taxes	$ 42,000	$ 0	[2]	$ 51,000	$ 0	[2]	$ 93,000	$ 179,077,000	$ (601,000)
Number of operating segments | segment				1			1
Number of reportable segments | segment				1			1
Number of financial institutions with cash balance exceeding FDIC limit	4			4			5	4
Maximum
Accounting Policies [Line Items]
Employer matching contribution, percent of match				3.50%			3.50%
Class A Common Stock, $0.0001 par value per share
Accounting Policies [Line Items]
Payment to continuing members as percent of amount of tax benefit	85.00%			85.00%			85.00%
Computer equipment
Accounting Policies [Line Items]
Property and equipment, useful life	3 years			3 years			3 years
Furniture and fixtures
Accounting Policies [Line Items]
Property and equipment, useful life	7 years			7 years			7 years
Software Development [Member]
Accounting Policies [Line Items]
Property and equipment, useful life	3 years			3 years			3 years
Enhancements
Accounting Policies [Line Items]
Property and equipment, useful life	3 years			3 years			3 years

[1]	For the six months ended June 30, 2023, provision (benefit) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the three and six months ended June 30, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.